Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance at beginning of the period	$ 34,099	$ 32,641	$ 30,867
Additions	6,399	11,718	15,355
Amortization	(9,653)	(9,322)	(10,886)
Write-off	(428)	(800)	(2,695)
Transfer to assets held for sale		(138)
Derecognition of deferred charges	(553)
Balance at the end of the period	29,864	34,099	32,641
Financing Costs [Member]
Balance at beginning of the period	11,313	11,923	5,437
Additions	210	547	9,233
Amortization	(1,569)	(1,143)	(2,747)
Write-off	0	(14)	0
Transfer to assets held for sale		0
Derecognition of deferred charges	0
Balance at the end of the period	9,954	11,313	11,923
Dry-docking and Special Survey Costs [Member]
Balance at beginning of the period	22,786	20,718	25,430
Additions	6,189	11,171	6,122
Amortization	(8,084)	(8,179)	(8,139)
Write-off	(428)	(786)	(2,695)
Transfer to assets held for sale		(138)
Derecognition of deferred charges	(553)
Balance at the end of the period	$ 19,910	$ 22,786	$ 20,718